Condensed Consolidated and Combined Balance Sheets (Unaudited) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 208	$ 116	$ 18
Receivables, net	1,286	1,061	954
Inventories, net	336	337	238
Deferred tax asset	71	106	121
Other current assets	57	49	52
Total current assets	1,958	1,669	1,383
Plant, property and equipment, net	497	494	458
Goodwill	2,154	2,154	2,156
Other intangible assets, net	202	211	258
Deferred tax asset	473	507
Other non-current assets	65	64	40
Total non-current assets	3,391	3,430	2,912
Total assets	5,349	5,099	4,295
Current liabilities
Short-term debt	410
Accounts payable	462	447	326
Advance payments and billings in excess of costs	388	378	427
Compensation and other employee benefits	162	250	215
Other accrued liabilities	224	199	200
Total current liabilities	1,646	1,274	1,168
Postretirement benefit plans	1,938	2,149	184
Long-term debt	649	649
Deferred tax liability	1	1	204
Other non-current liabilities	135	133	129
Total non-current liabilities	2,723	2,932	517
Total liabilities	4,369	4,206	1,685
Commitments and contingencies (Note13)
Shareholders' equity
Common stock	2	2
Additional paid-in capital	2,542	2,523
Retained earnings	73	23
Parent company investment			2,678
Accumulated other comprehensive loss	(1,637)	(1,655)	(68)
Total shareholders' equity	980	893	2,610
Total liabilities and shareholders' equity	$ 5,349	$ 5,099	$ 4,295